Acquisitions (Details Narrative) $ / shares in Units, € in Thousands					3 Months Ended	12 Months Ended
	Sep. 19, 2019 EUR (€)	Sep. 16, 2019 USD ($) shares	Aug. 15, 2019 USD ($) $ / shares shares	Aug. 14, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€)	Aug. 15, 2019 EUR (€)	Jan. 09, 2019 $ / shares	Oct. 31, 2015
Adjustment for reducing of accrued expenses						$ 1,900,000
Number of shares acquired | shares					18,935
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Number of shares issued for acquisition							$ 211,500,000
Interest rate												5.00%
Debt face amount						$ 375,000	$ 889,000	$ 10,050,000
EAI Acquisition [Member]
Adjustment for reducing of accrued expenses						$ 100,000
Facebank AG acquisition [Member]
Acquisition of equity, percentage			100.00%							100.00%
Number of shares issued for acquisitions, shares | shares			2,500,000
Common stock, par value | $ / shares			$ 0.0001
Number of shares issued for acquisition			$ 19,950,000
Long term borrowings			$ 22,900,000
Debt maturity date			Mar. 31, 2014
Interest rate			7.00%							7.00%
Facebank AG acquisition [Member] | Highlight Finance Corp [Member]
Interest rate			4.00%							4.00%
Facebank AG acquisition [Member] | EUR [Member]
Long term borrowings | €										€ 20,000
Debt face amount | €									€ 16,700	14,500
Facebank AG acquisition [Member] | EUR [Member] | Highlight Finance Corp [Member]
Debt face amount | €										€ 5,000
Nexway AG [Member]
Number of shares acquired | shares		333,420
Acquisition of equity, percentage		51.00%
Long term borrowings		$ 24,609,000
Debt maturity date		Sep. 08, 2023
Interest rate		6.50%
Business acquisition ,description		HFC is a British Virgin Islands company with a EUR 15.0 million term bond facility issued and outstanding.
Consideration transferred		$ (5,268,000)
Business acquisition cash paid		2,200,000
Fair value of bonds issued		1,800,000
Fair value of shares owned		1,100,000
Debt settled as a result of the acquisition		$ 10,400,000
Nexway AG [Member] | HFC [Member]
Debt maturity date	Apr. 30, 2024
Interest rate	4.00%
Nexway AG [Member] | EUR [Member]
Debt face amount | €	€ 7,500
Secured debt | €	12,000
Nexway AG [Member] | EUR [Member] | HFC [Member]
Long term borrowings | €	€ 15,000
Nexway AG [Member] | Binding Agreement [Member]
Acquisition of equity, percentage			62.30%							62.30%
Stock Access Holdings SAS [Member]
Acquisition of equity, percentage		100.00%
Highlight Finance Corp [Member]
Number of shares acquired | shares		35,000
Acquisition of equity, percentage		70.00%
Nexway [Member]
Number of shares acquired | shares				74,130
Acquisition of equity, percentage				11.30%